Subsequent Events Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended				12 Months Ended
	Feb. 18, 2014	Feb. 14, 2014	Sep. 25, 2013	Feb. 06, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Class Of Stock [Line Items]
Partners capital account units sold in public offering	825,000	5,500,000	5,000,000	4,500,000
Share price		$ 17.3	$ 14.26	$ 14.15
Offering costs		$ 320	$ 179	$ 195
Proceeds from issuance of Common Limited partners units					148,022	68,563	86,288
General Partner [Member]
Class Of Stock [Line Items]
Partners capital account units sold in public offering		112,245	102,041	91,837
Gross Proceeds [Member]
Class Of Stock [Line Items]
Proceeds from issuance of Common Limited partners units		95,150	71,300	63,675
Net Proceeds [Member]
Class Of Stock [Line Items]
Proceeds from issuance of Common Limited partners units		91,135	68,200	60,840
Proceeds from issuance of General partners units		1,942		1,299
General Partner Overallotment
Class Of Stock [Line Items]
Partners capital account units sold in public offering			15,306
General Partner Overallotment | General Partner [Member]
Class Of Stock [Line Items]
Partners capital account units sold in public offering				13,776
Proceeds from issuance of General partners units	16,837
General Partner Overallotment | Net Proceeds [Member]
Class Of Stock [Line Items]
Proceeds from issuance of General partners units	291		218	195
Limited Partner Overallotment
Class Of Stock [Line Items]
Partners capital account units sold in public offering			750,000	675,000
Limited Partner Overallotment | Gross Proceeds [Member]
Class Of Stock [Line Items]
Proceeds from issuance of Common Limited partners units	14,273		10,695	9,551
Limited Partner Overallotment | Net Proceeds [Member]
Class Of Stock [Line Items]
Proceeds from issuance of Common Limited partners units	13,670		10,230	9,126
Proceeds from issuance of General partners units			$ 1,455